Leasing Arrangements – Lessee	12 Months Ended
Dec. 31, 2024
Leasing Arrangements – Lessee [Abstract]
Leasing arrangements – lessee
8.	Leasing arrangements – lessee

a)	The Group leases offices and multifunctional business machines located in Taiwan and Japan. Lease agreements are typically made for periods of 2 to 15 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

b)	Short-term leases with a lease term of 12 months or less comprise multifunctional printers and rental of event venues.

c)	The carrying amount of right-of-use assets and the depreciation expenses are as follows:

	December 31, 2023	December 31, 2024
	Carrying amount	Carrying amount
Buildings	$6,121,258	$5,170,274
Machinery and equipment	19,557	12,254
	$6,140,815	$5,182,528

	Year ended December 31,
	2022	2023	2024
	Depreciation expenses	Depreciation expenses	Depreciation expenses
Buildings	$394,184	$862,258	$982,126
Machinery and equipment	-	3,532	5,619
	$394,184	$865,790	$987,745

d)	For the years ended December 31, 2023 and 2024, additions to right-of-use assets were $6,396,201 (including $6,371,979 acquired from MG at the acquisition date) and $584,671, respectively.

e)	The information on profit or loss accounts relating to lease contracts is as follows:

	Year ended December 31,
	2023	2024
Items affecting profit or loss
Interest expense on lease liabilities	$42,419	$66,640
Expense on short-term lease contracts	41,766	533,654
Gain on lease modification	-	3,273

f)	For the years ended December 31, 2023 and 2024, the Group’s total cash outflow for leases were $866,302 and $1,601,454, respectively.